Group assets and liabilities - measurement - Valuation approach for level 3 (Details) - At fair value - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Net financial instruments at fair value	£ 376,066	£ 349,786
Percentage at hierarchy level	100.00%	100.00%
Loans
Financial instruments
Financial assets	£ 4,837	£ 2,975
Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities	1,887
Other financial liabilities
Financial instruments
Financial liabilities	3,031	3,236
Debt securities
Financial instruments
Financial assets	171,374	170,458
Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	8,889	8,687
Derivative liabilities
Financial instruments
Financial liabilities	2,755	3,252
Level 2
Financial instruments
Net financial instruments at fair value	£ 102,778	£ 102,367
Percentage at hierarchy level	27.00%	29.00%
Level 2 | Loans
Financial instruments
Financial assets		£ 276
Level 2 | Other financial liabilities
Financial instruments
Financial liabilities		385
Level 2 | Debt securities
Financial instruments
Financial assets	£ 115,141	116,257
Level 2 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	3,640	3,587
Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	2,175	2,672
Level 3
Financial instruments
Net financial instruments at fair value	£ 4,443	£ 4,593	£ 4,108
Percentage at hierarchy level	1.00%	1.00%
Level 3 | Loans
Financial instruments
Financial assets	£ 4,837	£ 2,699	2,183
Level 3 | Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities	1,887
Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	3,031	2,851	2,347
Level 3 | Debt securities
Financial instruments
Financial assets	654	942	778
Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	413	883	1,036
Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	512	516	£ 353
With-profits | Loans
Financial instruments
Financial assets	2,023	27
With-profits | Debt securities
Financial instruments
Financial assets	75,093	70,797
With-profits | Derivative liabilities
Financial instruments
Financial liabilities	683	1,076
With-profits | Level 2 | Debt securities
Financial instruments
Financial assets	45,602	43,880
With-profits | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	615	1,025
With-profits | Level 3 | Loans
Financial instruments
Financial assets	2,023	27
With-profits | Level 3 | Debt securities
Financial instruments
Financial assets	348	690
Non-linked shareholder-backed | Loans
Financial instruments
Financial assets	2,814	2,948
Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	86,062	90,063
Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	2,071	2,148
Non-linked shareholder-backed | Level 2 | Loans
Financial instruments
Financial assets		276
Non-linked shareholder-backed | Level 2 | Debt securities
Financial instruments
Financial assets	64,313	67,915
Non-linked shareholder-backed | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	1,559	1,623
Non-linked shareholder-backed | Level 3 | Loans
Financial instruments
Financial assets	2,814	2,672
Non-linked shareholder-backed | Level 3 | Debt securities
Financial instruments
Financial assets	306	252
Non-linked shareholder-backed | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	512	516
Subsidiary of UK with-profits fund for acquisition of buy-to-let mortgage loans | Level 3 | Loans
Financial instruments
Financial assets	1,983
Subsidiary of UK with-profits fund for acquisition of buy-to-let mortgage loans | Level 3 | Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities	1,887
REALIC of Jacksonville Plans, Inc | Level 3
Financial instruments
Net financial instruments at fair value	(152)	(179)
REALIC of Jacksonville Plans, Inc | Level 3 | Loans
Financial instruments
Financial assets	2,512	2,672
REALIC of Jacksonville Plans, Inc | Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	2,664	2,851
Entity excluding REALIC | Level 3
Financial instruments
Net financial instruments at fair value	4,595	4,772
Internal valuation | Level 2 | Debt securities
Financial instruments
Financial assets	13,910	12,708
Internal valuation | Entity excluding REALIC | Level 2 | Lifetime (equity-release) mortgages
Financial instruments
Financial assets		276
Internal valuation | Entity excluding REALIC | Level 3
Financial instruments
Net financial instruments at fair value	£ 117	£ 72
Percentage using valuation method	0.10%	0.10%
Internal valuation | Entity excluding REALIC | Level 3 | Lifetime (equity-release) mortgages
Financial instruments
Financial assets	£ 366
Internal valuation | Entity excluding REALIC | Level 3 | Debt securities
Financial instruments
Financial assets	500	£ 422
Internal valuation | Entity excluding REALIC | Level 3 | Private equity and venture investments
Financial instruments
Financial assets	217	956
Internal valuation | Entity excluding REALIC | Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	403	883
Internal valuation | Entity excluding REALIC | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	512	516
Internal valuation | Entity excluding REALIC | Level 3 | Other sundry individual financial investments
Financial instruments
Financial assets	81	93
Internal valuation | Entity excluding REALIC | With-profits | Level 3
Financial instruments
Net financial instruments at fair value	67	315
Internal valuation | Entity excluding REALIC | Non-linked shareholder-backed | Level 3
Financial instruments
Net financial instruments at fair value	£ (184)	£ (243)
Reasonably possible decrease in valuation (as a percent)	10.00%	10.00%
Amount of reasonably possible decrease in valuation	£ 18	£ 24